Aristotle Pacific EXclusive Fund Series H
Schedule of Investments
June 30, 2026 (Unaudited)

BANK LOANS - 59.1%	Par	Value
Communications - 0.8%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.37% (1 mo. Term SOFR + 4.75%), 03/15/2030	$ 45,021	$ 45,372

Consumer Discretionary - 12.8%
Caesars Entertainment, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 02/06/2030	98,174	95,245
Chariot Buyer LLC, Senior Secured First Lien, 6.62% (1 mo. Term SOFR + 2.75%), 09/08/2032	122,927	123,142
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.37% (1 mo. Term SOFR + 2.75%), 05/30/2031	99,248	94,689
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (3 mo. Term SOFR + 3.00%), 05/04/2028	74,622	74,599
Six Flags Entertainment Corp., Senior Secured First Lien, 5.62% (1 mo. Term SOFR + 2.00%), 05/01/2031	147,986	146,819
Wand NewCo 3, Inc., Senior Secured First Lien, 6.12% (1 mo. Term SOFR + 2.50%), 01/30/2031	145,079	145,079
		679,573

Energy - 3.7%
Colossus Acquireco LLC, Senior Secured First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 01/10/2033	199,000	197,964

Financials - 19.2% (a)
AmWINS Group, Inc., Senior Secured First Lien, 5.62% (1 mo. Term SOFR + 2.00%), 01/30/2032	99,244	97,314
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.35% (1 mo. Term SOFR + 1.75%), 06/24/2030	147,746	147,947
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.12% (1 mo. Term SOFR + 3.00%), 06/16/2031	74,607	72,211
CoreLogic, Inc., Senior Secured First Lien, 7.23% (1 mo. Term SOFR + 3.50%), 06/02/2028	197,409	195,435
CRC Insurance Group LLC, Senior Secured First Lien, 6.45% (3 mo. Term SOFR + 2.75%), 05/06/2031	50,000	48,938
Focus Financial Partners LLC, Senior Secured First Lien, 6.12% (1 mo. Term SOFR + 2.50%), 09/15/2031	49,749	48,652
IMA Financial Group, Inc., Senior Secured First Lien, 6.62% (1 mo. Term SOFR + 3.75%), 11/01/2028	123,376	123,187
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	99,499	89,051
USI, Inc., Senior Secured First Lien, 5.92% (3 mo. Term SOFR + 2.25%), 11/23/2029	197,985	197,564
		1,020,299

Industrials - 14.4%
APi Group DE, Inc., Senior Secured First Lien, 5.37% (1 mo. Term SOFR + 1.75%), 05/16/2033	49,875	49,838
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.87% (1 mo. Term SOFR + 3.25%), 12/26/2030	40,903	40,418
7.12% (1 mo. Term SOFR + 3.50%), 12/29/2032	8,867	8,774
Chart Industries, Inc., Senior Secured First Lien, 6.18% (3 mo. Term SOFR + 2.50%), 03/18/2030	93,360	93,477
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. Term SOFR + 2.50%), 11/23/2029	198,000	198,130
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (1 mo. Term SOFR + 3.00%), 04/30/2030	197,512	198,603
TransDigm, Inc., Senior Secured First Lien, 6.12% (3 mo. Term SOFR + 2.50%), 02/28/2031	177,583	177,815
		767,055

Materials - 2.8%
Quikrete Holdings, Inc., Senior Secured First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 04/14/2031	147,996	148,051

Technology - 5.4%
Applied Systems, Inc., Senior Secured First Lien, 5.95% (3 mo. Term SOFR + 2.50%), 02/24/2031	99,248	97,697
Proofpoint, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 08/31/2028	99,491	96,237
RealPage, Inc., Senior Secured First Lien, 6.96% (3 mo. Term SOFR + 3.00%), 04/24/2028	49,609	46,493
UKG, Inc., Senior Secured First Lien, 5.91% (1 mo. Term SOFR + 3.00%), 02/10/2031	49,001	46,261
		286,688
TOTAL BANK LOANS (Cost $3,173,576)		3,145,002

CORPORATE BONDS - 35.4%	Par	Value
Communications - 0.5%

APLD ComputeCo LLC, 9.25%, 12/15/2030 (b)	25,000	26,984

Consumer Discretionary - 8.4%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029 (b)	125,000	120,193
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (b)	75,000	78,444
Carnival Corp. Ltd., 6.13%, 02/15/2033 (b)	50,000	50,630
Hilton Domestic Operating Co., Inc., 5.50%, 09/15/2031 (b)	100,000	100,311
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (b)	50,000	48,865
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032 (b)	50,000	51,116
		449,559

Consumer Staples - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.25%, 03/15/2033 (b)	50,000	49,588
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (b)	25,000	25,333
		74,921

Energy - 3.8%
Energy Transfer LP, 6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	100,000	100,889
Venture Global LNG, Inc.
9.88%, 02/01/2032 (b)	50,000	53,398
6.38%, 12/15/2034 (b)	50,000	49,167
		203,454

Financials - 15.1% (a)
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (b)	100,000	89,970
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031 (b)	100,000	99,851
Banco Mercantil del Norte SA/Grand Cayman, 7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (b)	200,000	200,906
Block, Inc., 5.63%, 08/15/2030 (b)	25,000	25,075
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (b)	200,000	169,768
Global Payments, Inc., 5.20%, 11/15/2032	25,000	24,439
Goldman Sachs Group, Inc., 6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	50,000	51,433
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (b)	50,000	51,445
Kilroy Realty LP, 2.65%, 11/15/2033	50,000	40,694
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	25,000	24,900
Sumisho Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	25,000	24,494
		802,975

Health Care - 0.4%
Universal Health Services, Inc., 5.05%, 10/15/2034	25,000	23,958

Industrials - 3.4%
Goat Holdco LLC, 6.75%, 02/01/2032 (b)	75,000	76,924
Wrangler Holdco Corp., 6.63%, 04/01/2032 (b)	100,000	102,582
		179,506

Materials - 1.0%
Sword Purchaser LLC, 8.25%, 04/15/2033 (b)	50,000	51,767

Technology - 0.5%
Fair Isaac Corp., 6.00%, 05/15/2033 (b)	25,000	24,630

Utilities - 0.9%
Dominion Energy, Inc., 6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056	50,000	50,165
TOTAL CORPORATE BONDS (Cost $1,936,107)		1,887,919

TOTAL INVESTMENTS - 94.5% (Cost $5,109,683)		5,032,921

Money Market Deposit Account - 4.6% (c)		245,581
Other Assets in Excess of Liabilities - 0.9%	0.00900	47,926
TOTAL NET ASSETS - 100.0%		$ 5,326,428

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,546,947 or 29.0% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$ –	$ 3,145,002	$ –	$ 3,145,002
Corporate Bonds	–	1,887,919	–	1,887,919
Total Investments	$ –	$ 5,032,921	$ –	$ 5,032,921

Refer to the Schedule of Investments for further disaggregation of investment categories.